PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 36,935,713		¥ 42,208,565		$ 5,202,286
Accumulated Depreciation	28,696,676		27,518,577		4,041,842
Property and equipment, net	8,239,037		14,689,988		1,160,444
Depreciation expense	6,670,588	$ 939,533	5,483,032	¥ 7,926,513
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,073,385		26,218,343		2,968,124
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,254,811		14,104,497		2,007,748
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,607,517		¥ 1,885,725		$ 226,414